Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital
Changes in the Group's equity during the years ended December 31, 2023, 2022, and 2021 were as follows:

	Class A Shares	Class B Shares	Share capital	Other contributed capital
Pre-closing of the merger with GGI
Balance as of January 1, 2021	214,371,808	—	(1,318,752)	—
Issuance during the year	—	18,032,787	(547,157)	—

Conversion from Class A to Class B	(17,345,079)	17,345,079	—	—
Issuance of Convertible Notes	—	—	—	(35,231)
Balance as of December 31, 2021	197,026,729	35,377,866	$(1,865,909)	$(35,231)
Issuance during the period	—	—	—	—
Balance as of June 23, 2022	197,026,729	35,377,866	$(1,865,909)	$(35,231)
Closing of the merger with GGI
Removal of Polestar Automotive Holding Limited from the Group
Exchange of Class A for Class B (1:8.335)	(197,026,729)	1,642,233,575	1,565,447	(1,565,447)
Exchange of Class B for Class A (1:8.335)	294,877,349	(35,377,866)	281,090	(281,090)
Reclassification of GBP Redeemable Preferred Shares	—	—	(65)	65
Issuance of Volvo Cars Preference Shares[1]	58,882,610	—	(589)	(588,237)
Issuance to Convertible Note holders	4,306,466	—	(43)	43
Issuance to PIPE investors	26,540,835	—	(265)	(249,735)
Issuance to GGI shareholders	82,193,962	—	(822)	(521,285)
Listing expense	—	—	—	(372,318)
Transaction costs	—	—	—	38,903
Post-closing of the merger with GGI
Equity-settled share-based payment	876,451	—	(9)	(9,900)
Balance as of December 31, 2022	467,677,673	1,642,233,575	$(21,165)	$(3,584,232)
Equity-settled share-based payment	299,075	—	(3)	(5,390)
Related party capital contribution[2]	—	—	—	(25,565)
Balance as of December 31, 2023	467,976,748	1,642,233,575	$(21,168)	$(3,615,187)
1 - The Volvo Cars Preference Shares subsequently converted into Class A shares following the merger with GGI on June 23, 2022.
2 - Refer to the Other financing instruments section of Note 27 - Related party transactions for more details.